Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended		12 Months Ended
	Dec. 29, 2020	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment $ / shares shares	Dec. 31, 2019 USD ($)	Mar. 26, 2021 shares	Feb. 22, 2021 $ / shares	Jan. 01, 2020 USD ($)
Allowance for doubtful accounts | $				$ 0
Number of operating segments | segment				1
Operating lease right-of-use asset, net | $		$ 1,033,000		$ 1,100,000	$ 0
Estimated redemption rate				5.00%
Operating liabilities | $				$ 1,205,000
Earnout interests liability | $				351,048,000	0
Operating cash flows | $		$ (11,232,000)	$ (3,037,000)	16,179,000	$ (2,459,000)
Working capital deficit | $				$ 106,500,000
IPO
Number of units issued				23,000,000
Number of shares in a unit				1
Number of warrants in a unit				1
Price per unit | $ / shares				$ 10.00
Public Warrants
Number of shares issuable per warrant		11,442,389
Exercise price of warrants | $ / shares		$ 11.50					$ 11.50
Number of warrants issued				11,500,000
Number of Warrants outstanding		0		18,175,000
Public Warrants | IPO
Number of shares issuable per warrant				1
Exercise price of warrants | $ / shares		$ 11.50		$ 11.50
Private Warrants
Number of Warrants outstanding				6,675,000
Private Placement Warrants
Number of shares issuable per warrant				6,600,000		2,571,808
Number of Warrants outstanding		0
Working Capital Warrants
Number of warrants issued				75,000
RSILP | Special Limited Partner
Percentage of net income tax savings, entitled to pay	85.00%
Class A Common Stock
Minimum Percentage of Stockholders Holding				50.00%
Adjustment | ASU 2016-02
Operating lease right-of-use asset, net | $								$ 200,000
Operating liabilities | $								$ 200,000